Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Write-down of inventories recognized as an expense	¥ 120,919	¥ 12,220	¥ 8,400